Note 5 - Personnel Expenses Including Share-based Remuneration - Research and Development Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total research and development expenditure	$ 38,736	$ 34,143	$ 26,418
Less: Capitalized development expenditure excluded from personnel expenses	7,110	4,056	4,545
Net expensed research and development expenditure	$ 31,626	$ 30,087	$ 21,873